CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2021

(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Canada
Private Equity (0.42% of Partners’ Capital)
Alloy Merchant Partners, L.P. (1)(2)	August, 2018		$1,187,899	$960,112

Total Canada			1,187,899	960,112

Cayman Islands
Energy (0.73% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		2,639,939	842,210
Sentient Global Resources Fund IV, L.P.	June, 2011		2,145,298	840,248
Global Macro and Trading (2.45% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	February, 2015		3,500,000	5,621,667
Private Equity (14.38% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		-	31,513
CX Partners Fund Ltd. (1)	April, 2009		2,195,019	796,680
Gavea Investment Fund II A, L.P.	May, 2007		-	6,406
Gavea Investment Fund III A, L.P.	September, 2008		-	39,956
India Asset Recovery Fund L.P.	October, 2006		-	512
J.C. Flowers III L.P.	October, 2009		1,169,801	271,391
LC Fund IV, L.P. (1)	May, 2008		1,384,002	74,532.00
New Horizon Capital III, L.P. (1)	March, 2009		529,459	818,453
Northstar Equity Partners III (1)	June, 2011		1,015,816	929,306
Orchid Asia IV, L.P. (1)	November, 2007		891,506	4,284,499
Reservoir Capital Partners (Cayman), L.P.	June, 2009		318,849	522,587
Tiger Global Private Investment Partners V, L.P.	January, 2008		1,219,100	1,119,530
Tiger Global Private Investment Partners VI, L.P.	November, 2010		714,285	1,372,533
Trustbridge Partners II, L.P. (1)	December, 2007		1,095,709	1,733,464
Trustbridge Partners III, L.P.	April, 2009		3,224,468	2,705,354
Trustbridge Partners IV, L.P. (1)	September, 2011		10,514	5,843,037
Trustbridge Partners V, L.P. (1)	November, 2015		4,929,988	12,492,099
Real Estate (0.32% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		820,961	88,983
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		864,748	635,281

Total Cayman Islands			28,669,462	41,070,241

Guernsey
Private Equity (0.00% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		280,414	1,692

Total Guernsey			280,414	1,692

Republic of Mauritius
Real Estate (0.18% of Partners’ Capital)
ORBIS Real Estate Fund I (2)	November, 2006		1,969,703	403,755

Total Republic of Mauritius			1,969,703	403,755

United Kingdom
Private Equity (0.16% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		1,306,831	219,270
Sovereign Capital Limited Partnership III (1)	March, 2010		-	154,909
Real Estate (0.03% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		362,149	16,914
Patron Capital, L.P. II	February, 2005		127,337	5,237
Patron Capital, L.P. III	July, 2007		618,148	57,948
Relative Value (1.44% of Partners’ Capital)
The 1609 Fund Ltd.	January, 2018	4,280	4,373,741	3,306,231

Total United Kingdom			6,788,206	3,760,509

United States
Energy (9.03% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P. (1)	December, 2011		748,110	458,091
EIV Capital Fund II, LP	December, 2014		3,220,785	3,256,226
EMG AE Permian Co-Investment, LP	July, 2014		3,148,191	-
EMG Iron Ore Holdco, LP	April, 2019		476,106	764,643
EnCap Energy Capital Fund VII-B LP (1)	October, 2007		1,516,600	74,107
EnCap Energy Infrastructure TE Feeder, L.P.(1)	October, 2009		1,158,495	207,466
Energy & Minerals Group Fund II, L.P.	November, 2011		2,254,300	2,427,147
Haddington Energy Partners III, L.P.	April, 2017		604,735	876,082
Intervale Capital Fund, L.P. (1)	May, 2008		1,144,983	1,114,133
Merit Energy Partners G, L.P.	September, 2009		3,122,483	1,716,960
Midstream & Resources Follow-On Fund, L.P.	March, 2010		518,415	877,514
NGP Energy Technology Partners II, L.P. (1)	July, 2009		776,735	427,749
NGP IX Offshore Fund, L.P.	March, 2008		702,284	182,609
NGP Midstream & Resources, L.P. (1)	October, 2007		976,239	167,892
Quantum Parallel Partners V, LP	October, 2008		4,410,755	4,034,859
TPF II-A, L.P.	October, 2008		1,384,952	140,344
Vortus Investments, LP	January, 2016		3,897,896	1,934,047
Vortus Investments II, LP	August, 2017		1,595,041	2,081,074
Vortus NPR Co-investment	December, 2015		461,065	583
Event-Driven (1.10% of Partners’ Capital)
BDCM Partners I, L.P.	January, 2011		1,364,736	819,274
Credit Distressed Blue Line Fund, L.P. (2)	April, 2010		3,847,700	628,708
Fortelus Special Situations Fund Ltd.	May, 2010		-	178,109.00
Harbinger Capital Partners Special Situations Fund, L.P.	December, 2006		932,188	12,564
Harbinger Streamline Onshore Fund, L.P.	September, 2021		106,659	105,699
Muirfield GSE Partners, LP	July, 2019		5,000,000	773,784
Private Equity (37.07% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		201,047	105,195
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		1,409,393	1,363,645
Allied Strategic Partners Fund I-A, LP (3)	August, 2021		383,131	328,130
Armadillo Litigation Finance II	February, 2016		-	47,594
Artis Ventures II, L.P.	November, 2014		1,185,720	2,479,795
Aviator Capital Mid-Life Us Feeder Fund, LP	December, 2016		2,136,711	3,329,108
Aviator Capital Fund IV US Feeder, L.P.	March, 2019		2,585,432	2,857,300
BDCM Opportunity Fund II, L.P.	March, 2006		513,817	134,857
Catterton Growth Partners, L.P.	March, 2008		1,929,339	503,563
Chicago Pacific Founders Fund II, LP	January, 2020		2,459,014	4,042,038
Chrysalis Ventures III, L.P.	December, 2006		218,059	95,696
Clovis Point II, LP	February, 2020		2,072,570	1,813,153
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	March, 2017		3,608,782	3,687,172
Column Group II, LP	October, 2014		2,924,849	5,568,692
Column Group III, LP	May, 2016		2,891,926	4,457,985
Crestline Opportunities Fund III, LLC (1)	August, 2016		2,649,861	3,718,721
Crosslink Crossover Fund V, L.P.	May, 2007		316,468	100,344
Crosslink Crossover Fund VI, L.P.	March, 2007		-	2,685,210
Dace Ventures I, LP	June, 2007		359,992	150,979
Fairhaven Capital Partners, L.P.	March, 2008		1,590,385	602,896
Founders Fund III, LP	May, 2010		-	4,923,146
Founders Fund IV, LP	January, 2012		-	6,985,881
Freedom Participation Partners I, LLC	July, 2016		1,266,459	67,248
Garrison Opportunity Fund LLC	February, 2010		-	63,282
Garrison Opportunity Fund II A LLC	March, 2011		-	559,956
HealthCor Partners Fund, L.P.	August, 2007		266,323	916,086
ILS Property & Casualty Master Fund Ltd. (1)	November, 2014		2,037,641	586,414
Kayne Anderson Real Estate Debt, L.P. (1)	June, 2016		610,523	505,027
Kayne Anderson Real Estate Debt II, L.P. (1)	July, 2017		869,186	841,856
KF Partner Investments Fund III LP (1)(2)	June, 2020		1,608,123	1,665,093
MatlinPatterson Global Opportunities Partners III, L.P. (1)	July, 2007		865,334	7,862
Middle East North Africa Opportunities Fund, L.P.	July, 2008	728	728,344	27,956
Monomoy Capital Partners, L.P.	November, 2006		907,709	121
Monomoy Capital Partners II, L.P. (1)	May, 2011		1,176,358	1,744,729
Monomoy Capital Partners III, L.P. (1)	December, 2017		2,727,000	3,711,994
Parabellum Partners I, LP	August, 2017		1,477,650	2,731,000
Parabellum Partners II, LP	August, 2019		2,147,121	2,250,040
Pine Brook Capital Partners, L.P.	January, 2008		1,822,563	314,758
Pinto America Growth Fund, L.P.	July, 2006		-	157,618
Private Equity Investment Fund V, L.P.	April, 2009		5,677,931	3,459,605
Rosebrook 2018 Co-Invest I, L.P. (3)	January, 2018		1,023,648	1,062,657
Saints Capital VI, L.P.	April, 2008		1,685,951	422,261

Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		210,432	124,860
Sanderling Venture Partners VI, L.P.	June, 2005		94,987	97,453
Sterling Capital Partners II, L.P.	August, 2005		190,740	20,447
Sterling Group Partners III, L.P.	April, 2010		1,085,732	206,971
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		28,951	296,775
Strattam Capital Investment Fund, L.P. (1)	December, 2015		3,192,683	3,392,747
Strattam Capital Investment Fund II, L.P. (1)	February, 2018		1,966,252	2,343,088
Strattam Co-Invest Fund V, L.P.	December, 2018		453,214	847,546
Strattam Co-Invest Fund VI, L.P.	December, 2018		453,214	490,623
Strattam Co-Invest Fund VII, L.P.	September, 2019		413,727	642,224
TAEF Fund, LLC	August, 2008		-	56,489
Tenaya Capital V, LP	November, 2007		13,018	199,069
Tenaya Capital VI, LP	July, 2012		828,830	1,595,670
The Column Group, LP	September, 2007		966,337	1,709,292
Trivest Fund IV, L.P.(1)	November, 2007		12,230	-
Tuckerbrook SB Global Distressed Fund I, L.P.	July, 2007		102,897	307,402
Valiant Capital Partners LP	July, 2009		401,959	588,414
VCFA Private Equity Partners IV, L.P.	March, 2005		308,223	14,475
VCFA Venture Partners V, L.P.	January, 2007		431,904	437,662
Voyager Capital Fund III, L.P.	May, 2007		286,772	117,313
WestView Capital Partners II, L.P. (1)	August, 2009		899,977	581,757
Real Estate (5.70% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		198,679	25,162
Florida Real Estate Value Fund, L.P.	October, 2010		-	2,599
GTIS Brazil Real Estate Fund (Brazilian Real) LP	July, 2008		2,187,549	1,705,169
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		518	4,893
Monsoon Infrastructure & Realty Co-Invest, L.P.	February, 2008		1,560,996	1,312,009
Northwood Real Estate Co-Investors LP (1)	April, 2008		428,966	566,916
Northwood Real Estate Partners LP (1)	April, 2008		1,148,481	1,406,712
Pennybacker IV, LP (1)	February, 2018		1,901,713	2,516,073
Prescott Strategies Fund I LP	June, 2019		2,441,905	2,539,642
PSF I Jax Metro Holdings, LLC	March, 2019		-	67,617
Red Dot Holdings III, LP	February, 2019		3,135,478	2,627,621
SBC US Fund II, LP	June, 2011		856,075	288,102
Square Mile Partners III LP	April, 2008		710,002	21,656
Relative Value (13.61% of Partners’ Capital)
Anomaly Capital, LP	July, 2021		15,000,000	15,387,593
King Street Capital, L.P.	November, 2009		-	54,276
Magnetar Capital Fund LP	February, 2009		-	47,288
Magnetar SPV LLC	May, 2008		32,888	692
Millennium USA, LP	April, 2012		-	10,405,329
PIPE Equity Partners, LLC (2) (4)	August, 2008		3,252,147	-
PIPE Select Fund, LLC (2) (4)	September, 2008		2,866,761	-
Stark Select Asset Fund, LLC	July, 2010		-	12,249
STS Partners Fund, LP	November, 2016		2,108,191	5,386,335

Total United States			149,876,241	152,784,537

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			188,771,925	198,980,846	86.62%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.03% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2010	795	79,343	70,733

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			79,343	70,733

Total Passive Foreign Investment Companies			79,343	70,733	0.03%

Total Investments in Investment Funds (6)			188,851,268	199,051,579	86.65%

Investments in CLO Equity
United States
Relative Value (1.02% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 11.52%, due 10/1/2031 (1)(5)(7)	October, 2018		3,118,300	2,350,000

Total Investments in CLO Equity			3,118,300	2,350,000	1.02%

Investments in Securities
Limited Liability Companies
United States
Private Equity (0.27% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	March, 2019		650,000	618,200

Total Limited Liability Companies			650,000	618,200	0.27%

Common Stocks
United States
Food Technology (0.01% of Partners’ Capital)
Tastemade Inc. (4)	April, 2016	2,582	100,000	22,128
Other Technology Technology (1.44% of Partners’ Capital)
Airbnb, Inc.	May, 2010	19,503	2,753,824	3,271,628
Compass, Inc.	January, 2012	2,342	31,687	31,055
Professional Services (0.41% of Partners’ Capital)
Milton ZXP LLC - Class A Units (2)(4)(6)	February, 2018	6,029	602,900	937,923

Total Common Stocks			3,488,411	4,262,734	1.86%

Total Investments in Securities			4,138,411	4,880,934	2.13%

Total Investments			$196,107,979	$206,282,513	89.80%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2021 were $58,161,556. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of September 30, 2021. The total of all such investments represents 0.69% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.